CONSOLIDATED STATEMENTS OF INCOME (LOSS) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues:
Total revenues		$ 305,448	$ 266,090	$ 239,840
Cost of revenues:
Total cost of revenues		192,117	161,145	152,932
Gross profit		113,331	104,945	86,908
Operating expenses:
Research and development expenses, net		38,136	41,173	35,640
Selling and marketing expenses		27,381	25,243	21,694
General and administrative expenses		26,868	19,215	18,412
Impairment of held for sale asset		0	0	771
Other operating expenses (income), net	[1]	(6,751)	(8,771)	438
Total operating expenses		85,634	76,860	76,955
Operating income		27,697	28,085	9,953
Financial income (expenses), net		1,504	109	(2,818)
Income before taxes on income		29,201	28,194	7,135
Taxes on income		(4,352)	(4,690)	(13,063)
Net income (loss)		$ 24,849	$ 23,504	$ (5,928)
Earnings (losses) per share:
Basic		$ 0.44	$ 0.41	$ (0.1)
Diluted		$ 0.44	$ 0.41	$ (0.1)
Weighted average number of shares used in computing earnings (losses) per share:
Basic		57,016,920	56,668,999	56,591,994
Diluted		57,016,920	56,672,537	56,591,994
Products [Member]
Revenues:
Total revenues		$ 192,112	$ 174,278	$ 149,243
Cost of revenues:
Total cost of revenues		121,862	105,617	102,093
Services [Member]
Revenues:
Total revenues		113,336	91,812	90,597
Cost of revenues:
Total cost of revenues		$ 70,255	$ 55,528	$ 50,839

[1]	See Note 14